EQUIPMENT (Details)	9 Months Ended
Sep. 30, 2019 USD ($)
Cost
Balance at beginning	$ 0
Disposal	0
Foreign exchange	0
Balance at end	0
Accumulated depreciation
Balance at beginning	0
Disposal	0
Foreign exchange	0
Balance at end	0
Net equipment
Balance at beginning	0
Balance at end	0
Computer Equipment [Member]
Cost
Balance at beginning	0
Disposal	0
Foreign exchange	0
Balance at end	0
Accumulated depreciation
Balance at beginning	0
Disposal	0
Foreign exchange	0
Balance at end	0
Net equipment
Balance at beginning	0
Balance at end	0
Furniture [Member]
Cost
Balance at beginning	0
Disposal	0
Foreign exchange	0
Balance at end	0
Accumulated depreciation
Balance at beginning	0
Disposal	0
Foreign exchange	0
Balance at end	0
Net equipment
Balance at beginning	0
Balance at end	$ 0